As filed with the Securities and Exchange Commission on April 1, 2005.

File No. 33-82060

File No. 811-03542

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 11

to Registration Statement No. 33-82060

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒   Amendment No. 2

MML Bay State Variable Life Separate Account I

(Exact Name of Registrant)

MML Bay State Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001

(Address of Depositor’s Principal Executive Offices)

1-413-788-8411

(Depositor’s Telephone Number, including Area Code)

Robert Liguori

Senior Vice President and Co-General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts – 01111-0001

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☒	this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be May 1, 2005.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 10 to Registration Statement No. 33-82060 filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 4, 2005. The contents of Post-Effective Amendment No. 10 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, Michele M. Oneto, have reviewed this Post-Effective Amendment No. 11 to Registration Statement No. 33-82060 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ Michele M. Oneto
Michele M. Oneto
Counsel

SIGNATURES

Pursuant to the requirements of Securities Act of 1933, the Registrant, MML Bay State Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to Registration Statement No. 33-82060 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 31st day of March, 2005.

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I

MML BAY STATE LIFE INSURANCE COMPANY

    (Depositor)

By:	/s/ Robert J. O’Connell*
Robert J. O’Connell, Director, Chairman, President and Chief Executive Officer
MML Bay State Life Insurance Company

/s/ Robert Liguori	On March 31, 2005, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.
*Robert Liguori

As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to Registration Statement No. 33-82060 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ ROBERT J. O’CONNELL*	Director, Chairman, President and Chief Executive Officer (Principal Executive Officer)	March 31, 2005
Robert J. O’Connell

/S/ HOWARD GUNTON*	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	March 31, 2005
Howard Gunton

/s/ NORMAN A. SMITH*	Vice President, Controller and Principal Accounting Officer	March 31, 2005
Norman A. Smith

/S/ ISADORE JERMYN*	Director	March 31, 2005
Isadore Jermyn

/S/ ROBERT LIGUORI
*Robert Liguori	on March 31, 2005, as Attorney-in-Fact pursuant to powers of attorney.